PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2011	2012

Cost:

Computers and peripheral equipment	$1,857	$1,456
Office furniture and equipment	1,031	1,041
Leasehold improvements	146	92

	3,034	2,589
Accumulated depreciation:

Computers and peripheral equipment	1,653	1,316
Office furniture and equipment	783	820
Leasehold improvement	113	76

	2,549	2,212

Depreciated cost	$485	$377